Discontinued Operations - Schedule of Consolidated Statements of Operations (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
Schedule of Consolidated Statements of Operations [Abstract]
Revenues	$ 1,761,337
Cost of revenues	(1,413,047)
Gross profit	348,290
Operating expenses
Selling and distribution expenses	(387,095)
General administrative expenses	(1,625,502)
Loss from operations	(1,664,307)
Other income
Other income
Finance costs	(63,174)
Total other income (expense), net	(63,174)
Loss before income taxes	(1,727,481)
Income tax expense
Net loss from discontinued operations, net of tax	$ (1,727,481)